STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Stock Options And Warrants
Schedule of stock options and warrants

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2024	963,288	$2.94	8.07	$-
Granted	11,341	$4.50	5.00	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(5,625)	$4.50	4.17	$-
Outstanding at January 31, 2025	969,004	$2.94	7.80	$203,000
Exercisable at January 31, 2025	507,393	$3.30	7.52	$87,000

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2022	535,750	$5.73	9.74	$-
Granted	665,000	$2.38	5.00	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(305,000)	$6.57	8.74	$-
Outstanding at October 31, 2023	895,750	$2.97	5.67	$-
Granted	622,538	$2.52	9.42	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(555,000)	$2.53	3.74	$-
Outstanding at October 31, 2024	963,288	$2.94	8.07	$-
Exercisable at October 31, 2024	402,077	$3.53	7.49	$-

Schedule of assumptions used for the options granted

Exercise prices	$2.28 - $2.40
Expected dividends	-
Expected volatility	167% - 168%
Risk free interest rate	3.7% - 4.10%
Expected term of options	5.0 years

Schedule of assumptions used

Exercise prices	$4.50
Expected dividends	-
Expected volatility	152%
Risk free interest rate	4.36%
Expected term of options	5.0 years

Exercise prices	$2.00 - $4.50
Expected dividends	-
Expected volatility	156% - 159%
Risk free interest rate	4.20% - 4.34%
Expected term of options	6.0 years

Schedule of warrant activity

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2024	2,559,239	$3.77	7.97	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding at January 31, 2025	2,559,239	$3.77	7.72	$268,000
Exercisable at January 31, 2025	2,112,017	$4.07	7.35	$147,000

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2022	1,613,250	$4.11	9.60	$2,185,000
Granted	72,656	$14.49	5.00	$-
Exercised	-	$-	-	$-
Expired/Forfeited	(10,000)	$8.00	-	$-
Outstanding at October 31, 2023	1,675,906	$4.54	8.47	$-
Granted	883,333	$2.32	9.21	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding at October 31, 2024	2,559,239	$3.77	7.97	$-
Exercisable at October 31, 2024	1,995,350	$4.17	7.48	$-